Shareholders' Equity - Number of Issued Shares of Common Stock and Common Stock Held (Detail) - shares	Sep. 30, 2018	Mar. 31, 2018
Disclosure of classes of share capital [abstract]
Shares outstanding	1,399,401,420	1,414,443,390
Shares in treasury	3,798,087	3,884,968